Subsequent Events (Q3) (Details) - USD ($)				6 Months Ended	12 Months Ended
	Feb. 04, 2021	Nov. 20, 2020	Oct. 12, 2020	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
Preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from loan				$ 218,610	$ 0
Class A Common Stock [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Shares issued at close of merger	25,033,398
Issuance of common stock in private placement (in shares)	6,500,000
Proceeds from private placement	$ 65,000,000
Subsequent Event [Member] | Working Capital Loan [Member]
Subsequent Events [Abstract]
Maximum borrowing capacity		$ 1,000,000
Proceeds from loan		$ 400,000
Subsequent Event [Member] | Advent Stockholders [Member]
Subsequent Events [Abstract]
Merger consideration			$ 250,000,000
Subsequent Event [Member] | Advent Technologies Inc. [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share)			$ 0.001
Preferred stock, par value (in dollars per share)			$ 0.001